SHARE-BASED PAYMENTS (Details 4)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2012
Expected term (in years)	2 years 10 months 24 days	2 years 11 months 27 days	4 years 0 months 26 days
Warrant [Member]
Expected dividends	0.00%	0.00%
Expected term (in years)	5 years
Weighted-average volatility	70.00%	63.40%
Risk-free rate	106.00%	0.37%
Risk-free rate maximum		0.77%
Warrant [Member] | Minimum [Member]
Expected term (in years)		3 years
Warrant [Member] | Maximum [Member]
Expected term (in years)		5 years